Cash Distributions and Earnings per Unit (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Schedule of Capitalization, Equity [Line Items]
Net loss	$ (14,641)	$ (6,523)	$ (25,365)	$ (16,046)
Loss attributable to:
Loss per unit (basic and diluted):	(1.32)	(0.59)	(2.29)	(1.44)
Common Unitholders
Schedule of Capitalization, Equity [Line Items]
Net loss	$ (14,349)	$ (6,394)	$ (24,860)	$ (15,729)
Loss attributable to:
Weighted average units outstanding (basic and diluted)	10,847,487	10,774,452	10,846,405	10,898,658
Loss per unit (basic and diluted):	(1.32)	(0.59)	(2.29)	(1.44)
Earnings per unit - distributed (basic and diluted):	0.05	0.30	0.35	0.60
Loss per unit - undistributed (basic and diluted):	(1.37)	(0.89)	(2.64)	(2.04)